CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Purchase Price Adjustment to Be Settled in Shares [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2016		$ 1,983	$ 71,550	$ (12,967)	$ 71,717	$ (30,054)		$ 5,942	$ 108,171
Balance, shares at Dec. 31, 2016		23,476,000
Changes during period:
Net income					43,794			2,567	46,361
Other comprehensive gain (loss)				3,213				574	3,787
Dividend paid to non-controlling interests								(1,644)	(1,644)
Dividend paid					(18,452)				(18,452)
Dividend declared					(4,994)				(4,994)
Balance at Dec. 31, 2017		$ 1,983	71,550	(9,754)	92,065	(30,054)		7,439	133,229
Balance, shares at Dec. 31, 2017		23,476,000
Impact of change in accounting policy					(2,972)				(2,972)
As adjusted balance at Dec. 31, 2018		$ 1,983	$ 71,550	$ (9,754)	$ 89,093	$ (30,054)		$ 7,439	$ 130,257
As adjusted balance, shares at Dec. 31, 2017		23,476,000
Changes during period:
Issuance of treasury shares			7,130			4,908	(10,800)		1,238
Net income					$ 60,675			$ 2,504	$ 63,179
Other comprehensive gain (loss)				(10,850)				(727)	(11,577)
Dividend paid to non-controlling interests								(2,709)	(2,709)
Dividend paid					(15,366)				(15,366)
Dividend declared					(4,822)				(4,822)
Balance at Dec. 31, 2018		$ 1,983	$ 78,680	$ (20,604)	$ 129,580	$ (25,146)	$ (10,800)	$ 6,507	$ 160,200
Balance, shares at Dec. 31, 2018		23,476,000							23,475,431
Changes during period:
Issuance of treasury shares	[1]					(10,800)	10,800
Purchase of treasury shares	[2]					$ (6,001)			$ (6,001)
Net income					6,889			878	7,767
Other comprehensive gain (loss)				(5,261)				424	(4,837)
Dividend paid to non-controlling interests								(1,225)	(1,225)
Dividend paid					(14,940)				(14,940)
Dividend declared					(5,050)				(5,050)
Balance at Dec. 31, 2019		$ 1,983	$ 78,680	$ (25,865)	$ 116,479	$ (41,947)		$ 6,584	$ 135,914
Balance, shares at Dec. 31, 2019		23,476,000							23,475,431

[1]	See Note 3
[2]	See Note 14A5